Investments and Fair Value Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Investments And Fair Value Instruments [Abstract]
Summary of Amortized Cost and Fair Value of Investment Securities Portfolio

The following tables summarize the amortized cost and fair value of the investment securities portfolio at March 31, 2025 and December 31, 2024:

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
March 31, 2025
Cash equivalents:
Money market funds	$2,034	$—	$—	$2,034
Total Assets at Fair Value	$2,034	$—	$—	$2,034

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
December 31, 2024
Cash equivalents:
Money market funds	$2,757	$—	$—	$2,757
Total Assets at Fair Value	$2,757	$—	$—	$2,757

The following tables summarize the amortized cost and fair value of the investment securities portfolio at December 31, 2024 and 2023:

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
December 31, 2024
Cash equivalents:
Money market funds	$2,757	$—	$—	$2,757
Total Assets at Fair Value	$2,757	$—	$—	$2,757

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
December 31, 2023
Cash equivalents:
Money market funds	$4,925	$—	$—	$4,925
Short-term investments:
Treasury bills	5,023	101	—	5,124
Total Assets at Fair Value	$9,948	$101	$—	$10,049

Summary of Fair Value of Investment Securities

The fair value of the investment securities at March 31, 2025 were as follows:

	Fair Value Measurements at March 31, 2025
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets at Fair Value
Cash equivalents:
Money market funds	$2,034	$—	$—	$2,034
Total Assets at Fair Value	$2,034	$—	$—	$2,034

The fair value of the investment securities at December 31, 2024 were as follows:

	Fair Value Measurements at December 31, 2024
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets at Fair Value
Cash equivalents:
Money market funds	$2,757	$—	$—	$2,757
Total Assets at Fair Value	$2,757	$—	$—	$2,757

The fair value of the investment securities at December 31, 2024 were as follows:

	Fair Value Measurements at December 31, 2024
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets at Fair Value
Cash equivalents:
Money market funds	$2,757	$—	$—	$2,757
Total Assets at Fair Value	$2,757	$—	$—	$2,757

The fair value of the investment securities at December 31, 2023 were as follows:

	Fair Value Measurements at December 31, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets at Fair Value
Cash equivalents:
Money market funds	$4,925	$—	$—	$4,925
Short-term investments:
Treasury bills	5,124	—	—	5,124
Total Assets at Fair Value	$10,049	$—	$—	$10,049

Summary of Preferred Investment Option Liabilities Measured and Recorded on Recurring Basis using Black-Scholes Model

The preferred investment option liabilities were measured and recorded on a recurring basis using the Black-Scholes Model with the following assumptions as of March 31, 2025 and December 31, 2024:

	March 2023 Options - Series A & March 2023 Placement Agent Options		August 2022 Options & August 2022 Placement Agent Options
	March 31, 2025	December 31, 2024	March 31, 2025	December 31, 2024
Remaining term (in years)	2.89	3.14	2.42	2.67
Expected volatility	94.8%	101.7%	97.3%	95.9%
Risk-free interest rate	3.9%	4.3%	3.9%	4.3%
Expected dividend yield	—	—	—	—

The preferred investment option liabilities were measured and recorded on a recurring basis using the Black-Scholes Model with the following assumptions at December 31, 2024 and 2023:

	March 2023 Options - Series A & March 2023 Placement Agent Options		March 2023 Options - Series B		August 2022 Options & August 2022 Placement Agent Options
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Remaining term (in years)	3.14	4.16	—	0.61	2.67	3.67
Expected volatility	101.7%	91.7%	—	78.7%	95.9%	90.5%
Risk-free interest rate	4.3%	3.9%	—	5.2%	4.3%	4.0%
Expected dividend yield	—	—	—	—	—	—

Summary of Changes in Fair Value and Other Adjustments of Assets and Liabilities

The following table sets forth the establishment of the Company’s Level 3 assets and liabilities, as well as a summary of the changes in the fair value and other adjustments (in thousands):

(Dollars in thousands)	March 2023 Options - Series A	March 2023 Placement Agent Options	August 2022 Options	August 2022 Placement Agent Options	Note Receivable Bifurcated Derivatives	Contingent Liabilities	Total
Balance as of December 31, 2024	$2,285	$90	$349	$7	$250	$2,000	$4,981
Change in fair value	(1,562)	(59)	(236)	(5)	—	(1,000)	(2,862)
Balance as of March 31, 2025	$723	$31	$113	$2	$250	$1,000	$2,119

The following table sets forth the establishment of the Company’s Level 3 liabilities, as well as a summary of the changes in the fair value and other adjustments (in thousands):

(Dollars in thousands)	March 2023 Options - Series A	March 2023 Options - Series B	March 2023 Placement Agent Options	August 2022 Options	August 2022 Placement Agent Options	Note Receivable Bifurcated Derivatives	Contingent Liabilities	Total
Balance as of December 31, 2023	$1,008	$41	$46	$159	$3	$—	$2,000	$3,257
Initial recognition	—	—	—	—	—	250	—	250
Change in fair value and other adjustments	1,277	(41)	44	190	4	—	—	1,474
Balance as of December 31, 2024	$2,285	$—	$90	$349	$7	$250	$2,000	$4,981